Average Annual Total Returns{- Fidelity® Connecticut Municipal Income Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 - Fidelity® Connecticut Municipal Income Fund	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYGY Past 1 year	IXYGY Past 5 years	IXYGY Past 10 years
Total	1.91%	3.83%	3.23%	1.85%	3.77%	3.10%	2.02%	3.52%	3.08%	1.52%	4.17%	3.72%	1.17%	4.22%	3.52%